Note 5 - Allowance for Loan Losses (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Allowance for Loan Losses, Loss History Period, Number of Quarters	16	8	8
Allowance for Credit Losses, Change in Method of Calculating Impairment				$ 804,000		$ 1,621,424
Loan Balance For Reviewing High Risk Loans Minimum					$ 250,000
Loans and Leases Receivable, Gross		$ 758,635,595	$ 746,093,809	754,283,563
Loans and Leases Receivable, Allowance		8,603,905	8,802,316	$ 8,923,293			$ 11,805,986
Impaired Financing Receivable, Number of Loans Below Review Threshold				160
Impaired Financing Receivable Recorded Investment Below Review Threshold		3,744,733	$ 3,885,411	$ 4,204,156
Substandard [Member]
Loans and Leases Receivable, Gross		32,397,170		26,787,938
Loans Not Classified as Impaired [Member] | Substandard [Member]
Loans and Leases Receivable, Gross		11,155,813		10,786,699
Loans and Leases Receivable, Allowance		$ 276,731		$ 632,706